Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Advanced payments	₩ 22,134	₩ 44,907
Prepaid expenses	74,420	67,540
Value added tax refundable	220,182	608,476
Right to recover returned goods	8,155	7,440
Total other current assets	₩ 324,891	₩ 728,363